Provisions - Other provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions, at the start of the period	€ 2,313
Provisions, at the end of the period	2,115	€ 2,313
Miscellaneous other provisions [member]
Provisions [Line Items]
Provisions, at the start of the period	349
Additional provisions, other provisions	160	89
Provision used, other provisions	95	87
Unused provision reversed, other provisions	35	29
Increase through adjustments arising from passage of time, other provisions	(3)	(5)
Increase (decrease) through net exchange differences, other provisions	14	9
Provisions, at the end of the period	€ 390	349
Miscellaneous other provisions [member] | IFRS 16 [Member]
Provisions [Line Items]
Provisions, at the start of the period		€ 372